As filed with the Securities and Exchange Commission on January 8, 2002

Securities Act File No. 2-78702
Investment Company Act File No. 811-3534

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒
(Check appropriate box or boxes)

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (609) 282-2800

TERRY K. GLENN
Merrill Lynch U.S.A. Government Reserves
800 Scudders Mill Road
Plainsboro, New Jersey
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
SIDLEY AUSTIN BROWN & WOOD LLP 875 Third Avenue New York, New York 10022 Attention: Thomas R. Smith, Jr., Esq.	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

        It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

        If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Post-Effective Amendment No. 21 to this Registration Statement (File No. 2-78702) filed on December 27, 2001.

        This amendment is being filed solely to file as Exhibit No. 10 to this Registration Statement the Consent of Deloitte & Touche LLP , independent auditors for the Registrant.

PART C.    OTHER INFORMATION

Item 23.    Exhibits.

Exhibit Number
1(a)	—Declaration of Trust of Registrant, dated November 17, 1987.(a)
(b)	—Amendment to Declaration of Trust of Registrant, dated December 30, 1988.(a)
2	—By-Laws of the Registrant.(a)
3	—None
4(a)	—Form of Management Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(a)
(b)	—Supplement to Investment Advisory Agreement between the Registrant and Merrill Lynch Investment Managers, L.P.(b)
5(a)	—Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (the “Distributor”).(a)
6	—None.
7	—Form of Custody Agreement between the Registrant and The Bank of New York.(a)
8(a)	—Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
Agreement between the Registrant and Merrill Lynch Financial Data Services, Inc. (now known as
Financial Data Services, Inc.)(a)
(b)	—Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(c)
9	—Opinion of Brown & Wood LLP , counsel to the Registrant.(a)
10	—Consent of Deloitte & Touche LLP , independent auditors for the Registrant.
11	—None.
12	—Certificate of Merrill Lynch Investment Managers, L.P.(a)
13	—Form of Amended and Restated Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated.(e)
14	—None.
15	—Code of Ethics.(d)

(a)
Filed on December 22, 1995 as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-78702)(the “Registration Statement”).

(b)	Filed on December 27, 1994 as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement.
(c)
Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(d)
Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Multiple Series Trust (File No. 33-50417), filed on November 22, 2000.

(e)	Filed on December 27, 2001 as an exhibit to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement.

Item 24.    Persons Controlled by or under Common Control with Registrant.

        The Registrant is not controlled by or under common control with any other person.

Item 25.    Indemnification.

        Reference is made to Section 5.3 of the Registrant’s Declaration of Trust and Section 9 of the Distribution Agreement.

        Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

        “The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

        Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

        In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Manager.

        Merrill Lynch Investment Managers, L.P. (“MLIM” or the “Manager”), acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short-Term U.S. Government Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and The Asset Program, Inc. and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Fund, Inc., Merrill Lynch Senior Floating Rate Fund II, Inc., and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

        Fund Asset Management, L.P. (“FAM”), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Value Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Mercury HW Funds, Mercury Senior Floating Rate Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Corporate High Yield Fund IV, Inc. Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, Inc., MuniHoldings Fund, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., and Senior High Income Portfolio, Inc.

        The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

        Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since October 1, 1999 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Doll, Giordano and Monagle are officers of one or more of such companies.

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM
Princeton Services	General Partner	General Partner of FAM
Robert C. Doll, Jr.	President	President of FAM; Co-Head (Americas
Region) of the Manager from 2000 to 2001;
Director of Princeton Services; Chief
Investment Officer of Oppenheimer Funds,
Inc. in 1999 and Executive Vice President
thereof from 1991 to 1999
Terry K. Glenn	Chairman (Americas Region) and Executive Vice President	President, Merrill Lynch Mutual Funds;
Executive Vice President of FAM;
Executive Vice President and Director of
Princeton Services; President and Director
of FAMD; Director of FDS; President of
Princeton Administrators
Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD
Philip L. Kirstein	General Counsel	General Counsel of FAM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services
Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD
Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services
Mary E. Taylor	Head (Americas Region)	Senior Vice President of ML & Co.; President and Chief Operating Officer of MLIM Canada

Item 27.    Principal Underwriters.

        (a) FAMD acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Master Basic Value Trust, Master Focus Twenty Trust, Master Global Financial Services Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. FAMD acts as the principal underwriter for each of the following additional open-end registered investment companies; Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury Gold and Mining Fund of Mercury Funds, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Premier Growth Fund, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust, Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc. and Merrill Lynch U.S. High Yield Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

        (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Trustee
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

        (c) Not applicable.

Item 28.    Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.    Management Services.

        Other than as set forth under the caption “Management of the Fund—Merrill Lynch Investment Managers” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund—Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.

        Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 8th day of January, 2002.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES
(Registrant)

/s/ DONALD C. BURKE
By:
(Donald C. Burke, Vice President and Treasurer)

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ TERRY K. GLENN * (TERRY K. GLENN )	President and Trustee (Principal Executive Officer)

/s/ DONALD C. BURKE (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

/s/ M. COLYER CRUM * (M. Colyer Crum)	Trustee

/s/ LAURIE SIMON HODRICK * (Laurie Simon Hodrick)	Trustee

/s/ STEPHEN B. SWENSRUD * (Stephen B. Swensrud)	Trustee

/s/ J. THOMAS TOUCHTON * (J. Thomas Touchton)	Trustee

/s/ FRED G. WEISS * (Fred G. Weiss)	Trustee

/s/ DONALD C. BURKE *By: (Donald C. Burke, Attorney-in-Fact)		January 8, 2002

EXHIBIT INDEX

Exhibit Number	Description
10	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
13	Form of Amended and Restated Merril Lynch Shareholder Servicing Plan and Agreement pursuant to Rule 126-1 between the Registrant and Merril Lynch, Pierce, Fenner and Smith Incorporated.